Revenue from contracts with customers - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 16, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in contract liabilities	€ 2,861
Contract liabilities	22,852	€ 10,003
Current contract liabilities	22,650	9,823
Non-current contract liabilities	202	180
PIPE financing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	45	€ 2,906	€ 3,358
Current contract liabilities	45
Non-current contract liabilities	€ 0